Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Allowance for Doubtful Accounts
Balance at the beginning of the period		¥ 11,162	¥ 8,275	¥ 10,392
Charged to (write-back against) cost and expenses	$ 624	4,041	3,765	(2,007)
Write-off of receivable balances and corresponding provisions		(1,018)	(878)	(110)
Balance at the end of the period		¥ 14,185	¥ 11,162	¥ 8,275